Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued taxes - other	$ 211,421	$ 261,396
Accrued payroll and benefits	425,130	482,719
Accrued professional fees	443,084	201,318
Customer deposits		13,212
Accrued interest	463,489	341,559
Accrued legal contingencies	240,105	240,105
Earnout	200,000
Other	118,381	54,359
Total accrued expenses and other current liabilities	$ 2,101,610	$ 1,594,668